Debt, cash and cash equivalents and lease liabilities - Summary of Debt by Currency (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Debt By Currency [Line Items]
Net debt	€ 6,437	€ 9,983	€ 8,790
Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	6,585
Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	6,492	10,047	8,862
Euro | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	13,145
Euro | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	10,489	13,129	13,725
US dollar | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	(6,508)
US dollar | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	(2,404)	(669)	(3,304)
Singapore dollar | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	0
Singapore dollar | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	(2,155)
Pound sterling | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	0
Pound sterling | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	359
Mexican peso | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	0
Mexican peso | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	98
Other currencies | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	(52)
Other currencies | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	€ 105	€ (2,413)	€ (1,559)